Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Details of Amounts Receivable and Allowances for Credit Losses	Details of amounts receivable and allowance for credit losses as of April 30, 2026, 2025 and 2024 are as follows:

(in thousands)	2026 $	2025 $	2024 $
Amounts receivable	2,647	4,165	3,819
Allowance for credit losses	(118)	(50)	(29)
Amounts receivable, net	2,529	4,115	3,790

Summary of Classification and Measurement of Financial Assets and Liabilities

At April 30, 2026, the Company is exposed to currency risk through the following assets and liabilities denominated in US dollars and Euros:

	Euros	US Dollars
(in thousands)	(€)	(U.S.$)
Cash	551	6,382
Amounts receivable	103	—
	654	6,382

Accounts payable and accrued liabilities	(510)	(1,473)
Leases	(100)	—
	(610)	(1,473)

Net	44	4,909

Schedule of Contractual Cash Flow Requirements

Contractual cash flow requirements as of April 30, 2026 were as follows:

	< 1 year	1 - 2 years	2 - 5 years	>5 years	Total
(in thousands)	$	$	$	$	$
Accounts payable and accrued liabilities	4,178	—	—	—	4,178
Leases	670	670	1,749	1,295	4,384
Total	4,848	670	1,749	1,295	8,562